Jun. 16, 2017
Principal Variable Contracts Funds, Inc.

Supplement dated June 16, 2017
to the Statutory Prospectus dated May 1, 2017, as revised on May 2, 2017

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Diversified International Account
DIVERSIFIED INTERNATIONAL ACCOUNT
In the Principal Investment Strategies section, delete the second sentence and replace it with the following:
The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 20 countries.